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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10529

The Investment House Funds
(Exact name of registrant as specified in charter)

11150 Santa Monica Boulevard, Suite 850 Los Angeles, California	90025
Address of principal executive offices)	(Zip code)

Timothy J. Wahl

The Investment House LLC 11150 Santa Monica Blvd. Los Angeles, CA 90025_
(Name and address of agent for service)

Registrant's telephone number, including area code:	(310) 873-3020

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2015

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Investment House Growth Fund
Schedule of Investments
October 31, 2015 (Unaudited)

Common Stocks - 98.7%	Shares	Value

Consumer Discretionary - 5.6%
Hotels, Restaurants & Leisure - 0.7%
Yum! Brands, Inc.	7,000	$496,370

Household Durables - 0.9%
Harman International Industries, Inc.	5,250	577,290

Internet & Catalog Retail - 4.0%
Amazon.com, Inc.*	3,000	1,877,700
Priceline Group, Inc. (The)*	550	799,832
		2,677,532
Consumer Staples - 3.9%
Food & Staples Retailing - 2.5%
Costco Wholesale Corporation	5,000	790,600
CVS Health Corporation	9,000	889,020
		1,679,620
Household Products - 1.4%
Church & Dwight Company, Inc.	11,000	946,990

Energy - 0.9%
Energy Equipment & Services - 0.9%
Schlumberger Ltd.	8,000	625,280

Financials - 2.2%
Diversified Financial Services - 2.2%
Intercontinental Exchange, Inc.	6,000	1,514,400

Health Care - 20.6%
Biotechnology - 3.9%
Baxalta, Inc.	9,000	310,140
Celgene Corporation*	10,000	1,227,100
Gilead Sciences, Inc.	10,000	1,081,300
		2,618,540
Health Care Equipment & Supplies - 4.9%
Baxter International, Inc.	9,000	336,510
Intuitive Surgical, Inc.*	3,000	1,489,800
Medtronic plc	10,000	739,200
Stryker Corporation	7,500	717,150
		3,282,660
Health Care Providers & Services - 6.8%
HCA Holdings, Inc.*	15,000	1,031,850
Henry Schein, Inc.*	12,700	1,926,717
McKesson Corporation	9,000	1,609,200
		4,567,767
Life Sciences Tools & Services - 0.9%
Charles River Laboratories International, Inc.*	10,000	652,400

Pharmaceuticals - 4.1%
Allergen plc*	3,130	965,511
Mylan N.V.*	30,000	1,322,700
Roche Holdings AG - ADR	14,000	474,740
2,762,951

The Investment House Growth Fund
Schedule of Investments (Continued)

Common Stocks - 98.7% (Continued)	Shares	Value

Industrials - 6.9%
Air Freight & Logistics - 1.2%
FedEx Corporation	5,300	$827,065

Airlines - 3.1%
American Airlines Group, Inc.	20,000	924,400
Delta Air Lines, Inc.	22,500	1,143,900
		2,068,300
Commercial Services & Supplies - 1.1%
Stericycle, Inc.*	6,000	728,220

Machinery - 0.7%
Cummins, Inc.	4,500	465,795

Road & Rail - 0.8%
Norfolk Southern Corporation	7,000	560,210

Information Technology - 52.9%
Communications Equipment - 1.2%
QUALCOMM, Inc.	13,700	814,054

Electronic Equipment, Instruments & Components - 1.2%
Trimble Navigation Ltd.*	35,600	809,900

Internet Software & Services - 24.2%
Alibaba Group Holding Ltd. - ADR*	19,000	1,592,770
Alphabet, Inc. - Class A*	3,600	2,654,604
Alphabet, Inc. - Class C*	3,609	2,565,313
eBay, Inc.*	45,000	1,255,500
Facebook, Inc. - Class A*	65,000	6,628,050
PayPal Holdings, Inc.*	45,000	1,620,450
		16,316,687
IT Services - 6.0%
Accenture plc - Class A	17,900	1,918,880
Alliance Data Systems Corporation*	2,250	668,948
Automatic Data Processing, Inc.	7,000	608,930
Paychex, Inc.	16,000	825,280
		4,022,038
Semiconductors & Semiconductor Equipment - 3.0%
Texas Instruments, Inc.	35,000	1,985,200

Software - 9.2%
Adobe Systems, Inc.*	12,000	1,063,920
Autodesk, Inc.*	11,000	607,090
Intuit, Inc.	36,000	3,507,480
SAP SE - ADR	13,000	1,023,230
		6,201,720

The Investment House Growth Fund
Schedule of Investments (Continued)

Common Stocks - 98.7% (Continued)	Shares	Value

Information Technology - 52.9% (Continued)
Technology Hardware, Storage & Peripherals - 8.1%
Apple, Inc.	37,000	$4,421,500
Stratasys Ltd.*	40,000	1,020,000
		5,441,500
Materials - 5.7%
Chemicals - 5.7%
Ecolab, Inc.	15,000	1,805,250
Monsanto Company	5,000	466,100
Scotts Miracle-Gro Company (The) - Class A	23,600	1,561,376
		3,832,726

Total Common Stocks (Cost $34,540,722)		$66,475,215

Money Market Funds - 1.3%	Shares	Value

First American Government Obligations Fund - Class Z,
0.01%(a) (Cost $855,213)	855,213	$855,213

Total Investments at Value - 100.0% (Cost $35,395,935)		$67,330,428

Liabilities in Excess of Other Assets - (0.0%)(b)		(14,358)

Net Assets - 100.0%		$67,316,070

ADR - American Depositary Receipt.

*	Non-income producing security.

(a)	Rate shown is the 7-day effective yield as of October 31, 2015.

(b)	Percentage rounds to less than 0.1%.

See accompanying notes to the Schedule of Investments.

The Investment House Growth Fund
Notes to Schedule of Investments
October 31, 2015 (Unaudited)

1.	Securities valuation

Equity securities of The Investment House Growth Fund (the “Fund”), a series of The Investment House Funds, generally are valued at their market value, but if market prices are not available or The Investment House LLC, the investment adviser to the Fund (the “Adviser”), believes such prices do not accurately reflect the market value of such securities, securities will be valued by the Adviser at their fair value, according to procedures approved by the Board of Trustees and such securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price.

Generally accepted accounting principles establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

•	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•
Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•
Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

  The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2015 by security type:

	Level 1	Level 2	Level 3	Total

Common Stocks	$66,475,215	$-	$-	$66,475,215
Money Market Funds	855,213	-	-	855,213
Total	$67,330,428	$-	$-	$67,330,428

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of October 31, 2015, the Fund did not have any transfers into or out of any Level. There were no Level 2 or Level 3 securities or derivative instruments held by the Fund as of October 31, 2015. It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

The Investment House Growth Fund
Notes to Schedule of Investments (Continued)

2.	Security transactions

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal income tax

The following is computed on a tax basis for each item as of October 31, 2015:

Cost of portfolio investments	$35,395,935

Gross unrealized appreciation	$34,255,092
Gross unrealized depreciation	(2,320,599)

Net unrealized appreciation	$31,934,493
4.	Sector Risk

If the Fund’s portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than a Fund that is not overweighted in that sector. To the extent the Fund is overweighted in the Information Technology sector, it will be affected by developments affecting that sector. Companies in this sector may be significantly affected by intense competition. In addition, technology products may be subject to rapid obsolescence. As of October 31, 2015, the Fund had 52.9% of the value of its net assets invested within the Information Technology sector.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Investment House Funds

By (Signature and Title)*		/s/ Timothy J. Wahl
Timothy J. Wahl, President

Date	November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Timothy J. Wahl
Timothy J. Wahl, President

Date	November 25, 2015

By (Signature and Title)*		/s/ Brian J. Lutes
Brian J. Lutes, Treasurer

Date	November 25, 2015

*	Print the name and title of each signing officer under his or her signature.